PGIM Target Date 2025 Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 99.1%
Affiliated Exchange-Traded Fund 24.6%
Fixed Income
PGIM Total Return Bond ETF (cost $10,251,667)	243,379	$10,117,265
Affiliated Mutual Funds 74.5%
Domestic Equity 26.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	42,379	672,548
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	191,859	9,667,761
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	64,242	698,310
		11,038,619
Fixed Income 31.8%
PGIM Core Conservative Bond Fund (Class R6)	434,223	3,743,003
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	183,608	1,716,730
PGIM TIPS Fund (Class R6)	906,043	7,637,938
		13,097,671
International Equity 15.9%
PGIM Global Real Estate Fund (Class R6)	113,073	2,581,464
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	222,201	3,979,618
		6,561,082

Total Affiliated Mutual Funds (cost $24,408,436)		30,697,372

Total Long-Term Investments (cost $34,660,103)		40,814,637

Short-Term Investment 4.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,976,773)	1,976,773	1,976,773

TOTAL INVESTMENTS 103.9% (cost $36,636,876)(wa)		42,791,410
Liabilities in excess of other assets (3.9)%		(1,608,591)

Net Assets 100.0%		$41,182,819

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2025 Fund